RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details - Financical Statements) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 14,284,585		$ 13,353,357
Liabilities	10,745,097		10,198,163
Total shareholders' equity	(1,632,373)	$ (932,839)	$ (1,469,808)	$ 732,361
Revenue	2,860,798	2,897,150
Cost of sales	983,124	1,116,228
Gross margin	1,877,674	1,780,922
Operating expense	1,164,113	1,059,439
Income from operations	713,561	721,483
Other income (expense)	(729,552)	(2,264,722)
Net loss before discontinued operations	(15,991)	(1,543,239)
Net income (loss)	$ (15,991)	$ (1,562,454)
Basic earnings per share,discontinued operations	$ 0.00	$ (0.00)
Basic earnings per share,discontinued operations	$ (0.00)	$ 0.00
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		$ 11,704,750
Liabilities		9,512,586
Mezzanine equity		0
Total shareholders' equity		2,192,163
Revenue		2,940,994
Cost of sales		1,135,702
Gross margin		1,805,292
Operating expense		1,081,928
Income from operations		723,364
Other income (expense)		(1,193,196)
Net loss before discontinued operations		(469,832)
Income (loss) from discontinued operations		(16,622)
Net income (loss)		$ (486,454)
Basic earnings per share, continued operations		$ (0.01)
Basic earnings per share,discontinued operations		0.01
Basic earnings per share,discontinued operations		$ (0.01)
Weighted average shares outstanding - basic, continued operations		166,130,069
Weighted average shares outstanding - basic, discontinued operations		166,130,069
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		$ 3,275,000
Liabilities		3,275,000
Mezzanine equity		3,125,002
Total shareholders' equity		(3,125,002)
Revenue		(43,844)
Cost of sales		(19,474)
Gross margin		(24,370)
Operating expense		(22,489)
Income from operations		(1,881)
Other income (expense)		(1,071,526)
Net loss before discontinued operations		(1,073,407)
Income (loss) from discontinued operations		(2,593)
Net income (loss)		(1,076,000)
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		14,979,750
Liabilities		12,787,586
Mezzanine equity		3,125,002
Total shareholders' equity		(932,839)
Revenue		2,897,150
Cost of sales		1,116,228
Gross margin		1,780,922
Operating expense		1,059,439
Income from operations		721,483
Other income (expense)		(2,264,722)
Net loss before discontinued operations		(1,543,239)
Income (loss) from discontinued operations		(19,215)
Net income (loss)		$ (1,562,454)
Basic earnings per share, continued operations		$ (0.01)
Basic earnings per share,discontinued operations		(0)
Basic earnings per share,discontinued operations		$ 0
Weighted average shares outstanding - basic, continued operations		128,021,527
Weighted average shares outstanding - basic, discontinued operations		128,021,527